Expense Example - Neuberger Berman Short Duration Income ETF - Neuberger Berman Short Duration Income ETF	Aug. 31, 2023 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 36
Expense Example, with Redemption, 3 Years	$ 113